SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Current maturities of long-term borrowings (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019
Borrowings and other credit facilities
Current maturities	Rp 9,350	Rp 8,746
Two-step loans
Borrowings and other credit facilities
Current maturities	184	194
Bonds and notes
Borrowings and other credit facilities
Current maturities	478	2,491
Bank loans
Borrowings and other credit facilities
Current maturities	7,648	5,434
Other borrowings
Borrowings and other credit facilities
Current maturities	Rp 1,040	Rp 627